Share-Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2015	0
Granted	768,000
Exercised	0
Forfeited and expired	0
Outstanding at December 31, 2015	768,000
Exercisable at December 31, 2015	528,000
Granted, Weighted Average Exercise Price | $ / shares	$ 0.75
Outstanding at December 31, 2015, Weighted Average Exercise Price | $ / shares	0.75
Exercisable at December 31, 2015, Weighted Average Exercise Price | $ / shares	$ 0.75
Outstanding at December 31, 2015, Weighted Average Remaining Contractual Life	9 years
Exercisable at December 31, 2015, Weighted Average Remaining Contractual Life	9 years
Outstanding at December 31, 2015, Aggregate Intrinsic Value | $	$ 115,200
Exercisable at December 31, 2015, Aggregate Intrinsic Value | $	$ 79,200